FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 38 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

38.1- Capital risk management

The Company monitors capital based on the financial leverage ratio. This index corresponds to the net debt divided by the total capital. Financial leverage, in turn, corresponds to the total of loans, financing and short-and long-term debentures (see note 22), subtracted from the amount of cash and cash equivalents and securities - TVM (without considering restricted cash): see notes 6 and 8. Total capital is determined by adding net equity, as demonstrated in the consolidated balance sheet, to the net debt.

		12/31/2023
	12/31/2024	Reclassified
Total loans, financing and debentures	75,620,574	59,460,369
(+) Derivative financial instruments - debt protection	(974,381)	657,514
(-) Marketable securities	(9,385,179)	(6,352,895)
(-) Cash and cash equivalents	(26,572,522)	(13,046,371)
Net debt	38,688,492	40,718,617
(+) Total shareholders’ equity	121,999,776	112,464,644
Total capital	160,688,268	153,183,261
Financial leverage index	24	27

38.2 - Classification of financial instruments by category

The carrying amounts of financial assets and liabilities represent a reasonable approximation of fair value. The Company uses the following classification for its financial instruments and their respective levels of fair value:

			12/31/2023
	Level	12/31/2024	Reclassified
FINANCIAL ASSETS
Amortized cost		39,017,827	24,673,081
Cash and cash equivalents		26,572,522	13,046,371
Accounts receivable, net		6,513,888	5,859,928
Restricted cash		3,679,483	2,772,947
Reimbursement rights		1,613,335	2,365,685
Loans, financing and debentures		638,599	628,150

Fair value through result		11,537,109	6,726,501
Financial investments	2	8,967,937	5,925,693
Beneficiary parties	2	417,242	427,202
Derivative financial instruments	2	2,151,930	373,606

Fair value through other comprehensive income		946,059	1,104,381
Investments (Interests)	1	861,234	1,104,381
Derivative financial instruments	2	84,825	—

FINANCIAL LIABILITIES
Amortized cost		109,460,695	100,988,575
Loans, financing and debentures		59,297,533	54,299,620
Obligations of Law No. 14,182/2021		42,022,123	39,519,406
Suppliers		2,764,288	2,963,867
Compulsory loan – Agreements		1,105,534	896,746
RGR Returns		932,250	1,319,921
Reimbursement obligations		70,803	—
Shareholders compensation		2,490,668	1,154,836
Leases		182,583	216,747
Concessions payable - use of public property		594,913	617,432

Fair value through result		17,500,976	7,138,184
Loans, financing and debentures	2	16,323,041	6,480,670
Derivative financial instruments	2	1,177,935	657,514

The financial assets and liabilities recorded at fair value are classified and disclosed in accordance with the following levels:

Level 1 - quoted prices (not adjusted) in active, liquid and visible markets for identical assets and liabilities that are accessible on the measurement date;

Level 2 - quoted prices (which may or may not be adjusted) for similar assets or liabilities in active markets, other unobservable inputs at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - assets and liabilities whose prices do not exist or where these prices or valuation techniques are supported by a small or non-existent, unobservable or liquid market. At this level, the estimate of fair value becomes highly subjective.

38.3 - Financial risk management

In carrying out its activities, the Company is impacted by risk events that may compromise its strategic objectives. Risk management has aims to anticipate and minimize the adverse effects of such events on the Company’s business and economic-financial results.

For the management of financial risks, the Company has defined operational and financial policies and strategies, approved by internal committees and by management, which aim to provide liquidity, security and profitability to its assets and maintain the levels of indebtedness and debt profile defined for the flows economic-financial aspects.

The sensitivity analyzes below were prepared with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. These are, therefore, projections based on assessments of macroeconomic scenarios, which does not mean that the transactions will have the values presented in the analysis period considered.

The main financial risks identified in the risk management process are:

38.3.1 - Interest rate risk

a)National indexes

Interest rate appreciation risk

			Effect on result
		Balance on	Scenario I -	Scenario II	Scenario III
		12/31/2024	Probable 2025[1]	(+25%)[1]	(+50%)[1]
CDI	Loans, financing and debentures	(44,428,113)	(6,619,789)	(8,276,957)	(9,929,683)
	Financing and loans receivable	450,000	67,050	83,835	100,575
	Impact on the result	(43,978,113)	(6,552,739)	(8,193,122)	(9,829,108)

SELIC	Loans, financing and debentures	(114,955)	(17,243)	(21,554)	(25,865)
	AIC Reimbursement	112,816	16,922	21,153	25,384
	Impact on the result	(2,139)	(321)	(401)	(481)

TJLP	Loans, financing and debentures	(2,873,003)	(251,100)	(314,019)	(376,651)
	Impact on the result	(2,873,003)	(251,100)	(314,019)	(376,651)

IGPM (General Market Price Index)	Leases	(182,583)	(8,618)	(10,772)	(12,927)
	Impact on the result	(182,583)	(8,618)	(10,772)	(12,927)

	Obligations of Law No. 14,182/2021	(42,022,123)	(2,252,386)	(2,815,482)	(3,378,579)
IPCA	Loans, financing and debentures	(26,215,920)	(1,405,173)	(1,756,467)	(2,107,760)
	Right of reimbursement	1,500,519	80,428	100,535	120,642
	Financing and loans receivable	502,585	26,939	33,673	40,408
	Impact on the result	(66,234,939)	(3,550,192)	(4,437,741)	(5,325,289)

Impact on profit or loss in case of assessment of national indexes			(10,362,970)	(12,956,055)	(15,544,456)

	(1) Assumptions adopted:	12/31/2024	Likely	+25%	+50%
	CDI	12.15	14.90	18.63	22.35
	SELIC	12.25	15.00	18.75	22.50
	TJLP	7.43	8.74	10.93	13.11
	IGPM (General Market Price Index)	6.54	4.72	5.90	7.08
	IPCA	4.89	5.36	6.70	8.04

38.3.2 - Liquidity risk

The table below analyzes, in nominal values, the non-derivative financial liabilities of the Company, by maturity range, for the period remaining on the balance sheet until the final contractual date. Contractual maturity is based on the most recent date the Company must settle obligations and includes the corresponding related contract interest, if any.

	12/31/2024
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)	22,599,741	22,968,512	41,394,062	97,366,345	184,328,660
Obligations of Law No. 14,182/2021	2,953,184	3,439,353	12,906,745	62,908,147	82,207,429
Loans, financing and debentures	13,769,529	18,913,993	28,317,110	34,133,371	95,134,002
Suppliers	2,756,329	7,959	—	—	2,764,288
RGR Returns	492,276	439,974	—	—	932,250
Reimbursement Obligations	55,517	15,286	—	—	70,803
Shareholders remuneration	2,490,668	—	—	—	2,490,668
Leases	31,192	20,183	29,536	41,971	122,882
Concessions payable UBP	51,046	131,764	140,671	282,856	606,337

	12/31/2023
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)	23,534,123	16,402,453	37,162,840	86,456,689	163,556,105
Obligations of Law No. 14,182/2021	2,196,092	2,832,052	11,675,962	64,112,911	80,817,017
Loans, financing and debentures	16,303,004	12,806,056	24,871,962	21,856,170	75,837,192
Suppliers	2,963,867	—	—	—	2,963,867
RGR Returns	439,974	439,974	439,974	—	1,319,922
Reimbursement Obligations	8,572	—	—	—	8,572
Shareholders remuneration	1,522,866	—	—	—	1,522,866
Leases	48,482	75,682	49,138	66,936	240,238
Concessions payable UBP	51,266	248,689	125,804	420,672	846,431

38.3.3 - Derivative financial instruments

38.3.3.1. Derivative financial instruments for debt protection and firm commitments

			12/31/2024	12/31/2023	12/31/2024	12/31/2023

	Maturity	Notional value	Assets		Liability
Debt protection derivative
Swap - US$ vs CDI	1/8/2025	493,000	118,733	—	—	—
Swap - US$ vs CDI	2/4/2025	2,535,300	500,998	—	—	220,165
Swap - US$ vs CDI	8/29/2025	219,150	54,290	—	—	8,611
Swap - US$ vs CDI	12/9/2025	500,000	13,170	—	—	—
Swap - EUR vs CDI	12/23/2025	500,000	5,245	—	—	—
Swap - US$ vs CDI	6/20/2029	232,873	47,415	—	7,603	3,601
Swap - US$ vs CDI	2/4/2030	3,782,873	715,544	—	235,194	425,137
Swap - IPCA vs CDI	9/15/2034	1,630,000	—	—	89,867	—
Swap - US$ vs CDI	12/4/2034	2,378,400	266,397	—	185,005	—
Swap - US$ vs CDI	1/11/2035	4,229,025	287,736	—	316,342	—
Swap - IPCA vs CDI	6/15/2031	4,900,000	142,788	—	343,924	—
			2,152,316	—	1,177,935	657,514

Long-term commitment derivatives
NDF US$	4/30/2025	67,113	224	—	—	—
NDF US$ and primary aluminum	12/2/2025	1,342	274	—	—	—
NDF US$ and primary aluminum	8/3/2026	156,583	30,129	—	—	—
NDF US$ and primary aluminum	9/1/2026	60,175	11,780	—	—	—
NDF US$ and primary aluminum	9/2/2026	210,668	42,032	—	—	—
			84,439	—	—	—

			2,236,755	—	1,177,935	657,514

		12/31/2024	12/31/2023
Variation of fair value of the derivative
Swap - US$ vs CDI	1/8/2025	109,356	—
Swap - US$ vs CDI	4/2/2025	560,392	(275,755)
Swap - US$ vs CDI	8/29/2025	52,930	(8,610)
Swap - US$ vs CDI	12/9/2025	13,170	—
Swap - EUR vs CDI	12/23/2025	5,245	—
Swap - US$ vs CDI	18/06/2026	68,485	—
Swap - US$ vs CDI	6/20/2029	41,141	(6,373)
Swap - US$ vs CDI	2/4/2030	634,410	(512,050)
Swap - IPCA vs CDI	6/15/2031	(296,800)	—
Swap - IPCA vs CDI	9/15/2034	(89,867)	—
Swap - US$ vs CDI	12/4/2034	81,392	—
Swap - US$ vs CDI	1/11/2035	(28,606)	—

Variation of fair value of the protected debt
Bonds	2/4/2025	(765,876)	49,395
Bonds	2/4/2030	(1,068,243)	(129,796)
Bonds	1/11/2035	(95,074)	—
Credit agreement	1/8/2025	(165,382)	—
Credit agreement	8/29/2025	(68,059)	(15,503)
Credit agreement	12/9/2025	(17,497)	—
Credit agreement	6/18/2026	(257,569)	—
CGT ESUL EURO	12/23/2025	(7,838)	—
KFW	6/20/2029	(59,203)	(9,689)
Debentures	6/15/2031	(53,596)	—
Debentures	9/15/2034	46,824	—
SPA (SACE)	12/4/2034	(206,217)	—
Net financial result		(1,566,482)	(908,381)

Earnings/(loss) recognized in the result

	2024	2023
Balance on January 1	(6,757,343)	—
Designation of protected debt	(18,630,425)	(6,802,523)
Fair value assessment - result	(2,717,730)	(105,593)
Amortizations	4,847,986	150,773
Balance as of December 31st	(23,257,512)	(6,757,343)

Derivatives Changes – Hedge

	2024	2023
Balance on January 1	(283,908)	986,862
Fair value assessment - result	1,151,248	(1,416,044)
Fair value assessment - OCI	84,825	—
Amortizations	106,655	145,274
Balance as of December 31st	1,058,820	(283,908)

Assets	2,236,755	373,606
Liabilities	1,177,935	657,514

Accounting Policy

Recognition and measurement:

Financial assets and liabilities are initially recognized at fair value and subsequently measured at amortized cost or fair value, following the rules of IFRS 9.

Transaction costs directly attributable to the acquisition or issuance of financial assets and liabilities are added to or deducted from the fair value of the financial assets or liabilities, if applicable, after initial recognition.

Financial assets

The Company’s financial assets are initially recognized at fair value and subsequently measured in their entirety at amortized cost or fair value, depending on the classification of the financial assets.

a) A financial asset is measured at amortized cost if it meets both of the following conditions:

●	It is held within a business model whose objective is to hold financial assets to receive contractual cash flows; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

b) A financial asset is measured at Fair Value through Other Comprehensive Income – FVOCI if it meets both of the following conditions:

●	It is maintained within a business model whose objective is achieved both by the receipt of contractual cash flows and by the sale of financial assets; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in Other Comprehensive Income (OCI). The Company chooses to record the change in the fair value of its equity instruments, when it does not have control, shared control and significant influence, in Other Comprehensive Income (OCI).

c) Financial assets not classified as measured at amortized cost or FVOCI, as described above, are classified as measured at fair value through profit or loss. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI as FVOCI if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Business model assessment:

The Company carries out an assessment of the objective of the business model in which a financial asset is kept in the portfolio because it better reflects the way in which the business is managed and the information is provided to Management.

Valuation on contractual cash flows:

For the purposes of assessing whether the contractual cash flows are only payment of principal and interest, the principal is defined as the fair value of the financial asset upon initial recognition. The interest is defined as a consideration for the time value of money and for the credit risk associated with the principal outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or the value of contractual cash flows so that it would not meet this condition.

Financial liabilities:

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and to allocate its interest expense over the relevant period. The effective interest rate is the rate that accurately discounts the estimated future cash flows (including fees and premiums paid or received that constitute an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the estimated life of the financial liability or, where appropriate, a shorter period, to the initial recognition of the net carrying amount.

Derivative financial instruments:

The Company has derivative financial instruments to reduce its exposure to interest rate and exchange rate risks, including interest rate swap contracts and NDF (Non-Deliverable Forward).

Derivatives are initially recognized at fair value on the date of contracting and subsequently measured by the change in fair value. Changes in the fair values of derivatives that serve as instruments for fair value hedging are recognized in the financial result, while derivatives related to cash flow hedging are recognized in other comprehensive income (OCI).

Hedge accounting:

The Company, considering the benefits of reducing the volatility of results and the transparency of the effects of the protection, adopts hedge accounting. As provided in IFRS 9 - Financial Instruments, there are three types of hedging relationships:

●	Fair value hedge: the hedge of exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;
●	Cash flow hedge: the hedge of exposure to variability in cash flows that is attributable to a specific risk associated with the entire recognized asset or liability, or a component thereof, or a highly probable forecast transaction that could affect the result; and
●	Net investment hedge in foreign operations: the protection of a net investment in a foreign operating unit.

The Company’s debts, hedged items, are designated for fair value hedging, and changes in the fair values of the instruments and hedged items are recognized in profit or loss.

Unrecognized firm commitments, hedged objects, are designated for cash flow hedging, whose changes in the fair values of the hedging instruments are recognized in other comprehensive income – OCI.

Estimates and critical judgments

For hedged assets traded in an active market, fair value measurement is performed based on observable market prices, using a specialized tool, such as Bloomberg. In other cases, hedged instruments and assets are measured using the valuation techniques mentioned in IFRS 13 – Fair Value Measurement, which generally use assumptions based on market conditions.